Fair value measurement - Disclosure of assets and liabilities measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 207,607	€ 202,128
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	117	€ 259
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66	76	89
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0	€ 1
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	22,201	20,628
Liabilities	681	1,084
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	24	39
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	657	1,045
Recurring fair value measurement | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	415	415
Recurring fair value measurement | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,860	1,924
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	380	40
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	273	208
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	53	108
Recurring fair value measurement | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		117
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		49
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66	76
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,127	17,691
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,504	18,950
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	119	110
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,205	1,041
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	53	108
Recurring fair value measurement | Level 1 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,127	17,691
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	709	320
Liabilities	680	1,044
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	24	39
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	656	1,005
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	29	23
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	380	40
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	273	208
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	27	49
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	988	1,358
Liabilities	1	40
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1	40
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	267	282
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	655	883
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	117
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66	76
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0